INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES
8.                                      INVENTORIES   The components of inventories at December 31 were as follows:
	2011	2010

Electronic components	$4,826	$5,578
Finished goods	11,342	16,556
	$16,168	$22,134